Insurance Premiums and Service Revenue Earned	12 Months Ended
Dec. 31, 2015
Premiums Written and Earned [Abstract]
Insurance Premiums and Service Revenue Earned [Text Block]
Insurance Premiums and Service Revenue Earned
The following table is a summary of insurance premiums and service revenue written and earned.

	2015		2014		2013
Year ended December 31, ($ in millions)	Written	Earned	Written	Earned	Written	Earned
Insurance premiums
Direct	$313	$296	$294	$282	$270	$305
Assumed	2	16	43	54	61	58
Gross insurance premiums	315	312	337	336	331	363
Ceded	(184)	(125)	(156)	(117)	(172)	(120)
Net insurance premiums	131	187	181	219	159	243
Service revenue	846	753	842	760	838	769
Insurance premiums and service revenue written and earned	$977	$940	$1,023	$979	$997	$1,012